Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) (Parenthetical) € in Millions	9 Months Ended
Jun. 30, 2025 EUR (€)
Statement of changes in equity [abstract]
Issuance of share capital net of transaction costs	€ 22.7